FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Share Price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price (as a percent)	5.00%
Sensitivity analysis, decrease in share price (as a percent)	5.00%
Share Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ 1,223,521	$ 290,084
Impact of 5% decrease in value of share price	(1,192,304)	272,203
Warrant Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	400,274	$ (863,576)
Conversion Option Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	1,397,533
Impact of 5% decrease in value of share price	(1,362,412)
SIF and IQ Loan | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	38,715,253		$ 38,697,354
SIF and IQ Loan | FVTPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	$ 27,041,734		$ 27,744,314